CAPITAL STOCK	9 Months Ended
Dec. 31, 2011
CAPITAL STOCK

NOTE 10 - CAPITAL STOCK

The following are changes to the Company’s capital stock from April 1, 2010.

On April 1, 2011, the Company issued 1,000,000 shares of common stock as partial payment for 100% of the issued and outstanding shares of Pavone AG. The fair value of the shares issued was determined to be $4,900,000.

On June 1, 2011, the Company issued 250,000 shares of common stock as partial payment for 100% of the issued and outstanding shares of GroupWare, Inc. The fair value of the shares issued was determined to be $1,085,000.

On July 25, 2011 the Company issued 880,000 shares of common stock as a partial payment for 100% of the issued and outstanding shares of IDC Global, Inc. The fair value of the shares issued was determined to be $3,080,000

On November 1, 2011 the Company issued 554,168 shares of common stock as a partial payment for 100% of the issued and outstanding shares of SD Holdings. The fair value of the shares issued was determined to be $1,136,044.

On December 13, 2011 the Company issued 2,020,000 shares of common stock from the exercise of 2,020,000 warrants for total proceeds of $3,030,000. The cost of issuance was $5,030, making net proceeds $3,024,970.